Retirement benefit schemes	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Retirement benefit schemes
28. Retirement benefit schemes

	Year ended 31 December 2021	Six months ended 31 December 2020	Year ended 30 June 2020	Year ended 30 June 2019
	£m	£m	£m	£m
Total charge to income statement in respect of defined contribution schemes	6.5	2.8	4.5	3.5

Defined contribution schemes
The
UK-based
employees of the Group have the option to join a defined contribution pension scheme managed by a third party pension provider. For each member the Company contributes a fixed percentage of salary to the scheme.
Employees of the Group’s subsidiaries in the US, Japan, China and Hong Kong are members of state-managed retirement benefit schemes. Depending on location, the subsidiaries are required to contribute a specified percentage of payroll costs to the retirement benefit schemes to fund the benefits.
As
 at 31 December
2021
, contributions of £
1.1
m (31 De
cem
ber 2020: £
0.5
m; 30 June 2020: £
0.5
m; 30 June 2019: £
0.3
m) due in respect of the current reporting period had not been paid over to the schemes.